KINETICS MUTUAL FUNDS, INC.
            Supplement to Prospectuses Dated April 26 and May 1, 2001
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                            The Asia Technology Fund
                           The Middle East Growth Fund
                        The Internet Infrastructure Fund
                         The Internet Global Growth Fund


     Effective November 14, 2001, the Asia Technology Fund, the Middle East Growth Fund, the Internet Infrastructure Fund and the Internet Global Growth
Fund, each a series of Kinetics Mutual Funds, Inc. will be closed to new purchases.





               Please retain this Supplement with your Prospectus.